Property, plant & equipment - Summary of Premises and Equipment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)		Dec. 31, 2017 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 61,942		$ 75,827
Additions from business combinations			203		233
Ending balance	$ 3,244		61,187	[2]	61,942		$ 75,827
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			102,998		125,000		109,056
Additions			10,324	[3]	9,917	[3]	11,069
Additions from business combinations			405		3,094		17,482
Transfer of completed projects in progress			0		0		0
Disposals			(3,749)		(1,612)		(2,876)
Effects of changes in foreign exchange rates			(6,099)		(6,259)		(10,550)
Changes in value on the recognition of inflation effects			2,345		4,760		5,134
Capitalization of borrowing costs							13
Effects of Venezuela							(4,328)
Ending balance			106,224		102,998		125,000
Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(31,902)
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(41,056)		(49,173)		(43,768)
Depreciation for the year			(8,387)		(8,404)		(10,216)
Disposals			3,145		1,296		2,406
Effects of changes in foreign exchange rates			2,464		1,495		3,132
Changes in value on the recognition of inflation effects			(1,203)		(2,480)		(2,313)
Effects of Venezuela							2,684
Impairment Venezuela							(1,098)
Ending balance			(45,037)		(41,056)		(49,173)
Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					16,210
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			5,575		9,865
Ending balance			5,258		5,575		9,865
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			5,575		9,865		5,822
Additions			4	[3]	31	[3]	110
Additions from business combinations			142		25		5,115
Transfer of completed projects in progress			(253)		504		5
Disposals			(1)		(50)		(115)
Effects of changes in foreign exchange rates			(323)		(388)		(1,046)
Changes in value on the recognition of inflation effects			114		242		518
Capitalization of borrowing costs							0
Effects of Venezuela							(544)
Ending balance			5,258		5,575		9,865
Land [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(4,654)
Land [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			0		0		0
Depreciation for the year			0		0		0
Disposals			0		0		0
Effects of changes in foreign exchange rates			0		0		0
Changes in value on the recognition of inflation effects			0		0		0
Effects of Venezuela							0
Impairment Venezuela							0
Ending balance			0		0		0
Land [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			14,361		16,113
Ending balance			14,091		14,361		16,113
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			18,775		20,729		19,925
Additions			27	[3]	8	[3]	775
Additions from business combinations			227		451		1,691
Transfer of completed projects in progress			508		304		653
Disposals			(35)		(71)		(527)
Effects of changes in foreign exchange rates			(1,122)		(1,089)		(1,993)
Changes in value on the recognition of inflation effects			366		814		1,022
Capitalization of borrowing costs							0
Effects of Venezuela							(817)
Ending balance			18,746		18,775		20,729
Buildings [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(2,371)
Buildings [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(4,414)		(4,616)		(4,335)
Depreciation for the year			(386)		(445)		(626)
Disposals			14		15		12
Effects of changes in foreign exchange rates			223		154		548
Changes in value on the recognition of inflation effects			(92)		(222)		(439)
Effects of Venezuela							481
Impairment Venezuela							(257)
Ending balance			(4,655)		(4,414)		(4,616)
Buildings [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					700
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			21,496		27,526
Ending balance			20,521		21,496		27,526
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			38,465		47,146		41,213
Additions			392	[3]	1,356	[3]	275
Additions from business combinations			50		1,500		5,905
Transfer of completed projects in progress			2,650		1,160		2,964
Disposals			(1,577)		(555)		(1,227)
Effects of changes in foreign exchange rates			(2,315)		(3,072)		(2,740)
Changes in value on the recognition of inflation effects			1,254		2,551		2,043
Capitalization of borrowing costs							13
Effects of Venezuela							(1,300)
Ending balance			38,919		38,465		47,146
Machinery and equipment [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(11,621)
Machinery and equipment [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(16,969)		(19,620)		(17,918)
Depreciation for the year			(2,862)		(2,880)		(3,007)
Disposals			1,049		497		1,555
Effects of changes in foreign exchange rates			1,013		312		447
Changes in value on the recognition of inflation effects			(629)		(1,403)		(1,042)
Effects of Venezuela							1,186
Impairment Venezuela							(841)
Ending balance			(18,398)		(16,969)		(19,620)
Machinery and equipment [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					6,125
Refrigeration equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			9,757		9,395
Ending balance			9,378		9,757		9,395
Refrigeration equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			19,963		20,083		19,226
Additions			816	[3]	961	[3]	758
Additions from business combinations			(13)		537		482
Transfer of completed projects in progress			1,396		1,711		1,968
Disposals			(1,032)		(615)		(800)
Effects of changes in foreign exchange rates			(961)		(765)		(1,523)
Changes in value on the recognition of inflation effects			241		466		689
Capitalization of borrowing costs							0
Effects of Venezuela							(717)
Ending balance			20,410		19,963		20,083
Refrigeration equipment [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(2,415)
Refrigeration equipment [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(10,206)		(10,688)		(10,157)
Depreciation for the year			(2,211)		(2,086)		(2,490)
Disposals			966		579		729
Effects of changes in foreign exchange rates			583		244		1,157
Changes in value on the recognition of inflation effects			(164)		(338)		(553)
Effects of Venezuela							626
Impairment Venezuela							0
Ending balance			(11,032)		(10,206)		(10,688)
Refrigeration equipment [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					2,083
Returnable bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			6,043		8,110
Ending balance			6,061		6,043		8,110
Returnable bottles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			14,749		21,532		15,943
Additions			2,581	[3]	2,888	[3]	3,202
Additions from business combinations			0		393		3,323
Transfer of completed projects in progress			360		3		558
Disposals			(1,056)		(312)		(193)
Effects of changes in foreign exchange rates			(833)		(251)		(1,216)
Changes in value on the recognition of inflation effects			352		612		(2)
Capitalization of borrowing costs							0
Effects of Venezuela							(83)
Ending balance			16,153		14,749		21,532
Returnable bottles [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(10,116)
Returnable bottles [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(8,706)		(13,422)		(10,264)
Depreciation for the year			(2,734)		(2,827)		(3,365)
Disposals			1,079		204		103
Effects of changes in foreign exchange rates			571		631		94
Changes in value on the recognition of inflation effects			(302)		(517)		(46)
Effects of Venezuela							56
Impairment Venezuela							0
Ending balance			(10,092)		(8,706)		(13,422)
Returnable bottles [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					7,225
Investments in fixed assets in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			4,131		3,874
Ending balance			5,156		4,131		3,874
Investments in fixed assets in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			4,131		3,874		4,208
Additions			6,392	[3]	4,578	[3]	5,762
Additions from business combinations			0		145		820
Transfer of completed projects in progress			(5,004)		(3,722)		(6,174)
Disposals			0		0		0
Effects of changes in foreign exchange rates			(381)		(321)		(747)
Changes in value on the recognition of inflation effects			18		66		226
Capitalization of borrowing costs							0
Effects of Venezuela							(221)
Ending balance			5,156		4,131		3,874
Investments in fixed assets in progress [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(489)
Investments in fixed assets in progress [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			0		0		0
Depreciation for the year			0		0		0
Disposals			0		0		0
Effects of changes in foreign exchange rates			0		0		0
Changes in value on the recognition of inflation effects			0		0		0
Effects of Venezuela							0
Impairment Venezuela							0
Ending balance			0		0		0
Investments in fixed assets in progress [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					0
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			203		445
Ending balance			417		203		445
Leasehold Improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			479		775		645
Additions			0	[3]	0	[3]	11
Additions from business combinations			7		2		146
Transfer of completed projects in progress			343		20		28
Disposals			(13)		(1)		(3)
Effects of changes in foreign exchange rates			(34)		(81)		(52)
Changes in value on the recognition of inflation effects			0		0		0
Capitalization of borrowing costs							0
Effects of Venezuela							0
Ending balance			782		479		775
Leasehold Improvements [Member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					(236)
Leasehold Improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(276)		(330)		(235)
Depreciation for the year			(108)		(35)		(43)
Disposals			9		1		2
Effects of changes in foreign exchange rates			12		11		(54)
Changes in value on the recognition of inflation effects			(2)		0		0
Effects of Venezuela							0
Impairment Venezuela							0
Ending balance			(365)		(276)		(330)
Leasehold Improvements [Member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					77
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			376		499
Ending balance			305		376		499
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			861		996		2,074
Additions			112	[3]	95	[3]	176
Additions from business combinations			(8)		41		0
Transfer of completed projects in progress			0		20		(2)
Disposals			(35)		(8)		(11)
Effects of changes in foreign exchange rates			(130)		(292)		(1,233)
Changes in value on the recognition of inflation effects			0		9		638
Capitalization of borrowing costs							0
Effects of Venezuela							(646)
Ending balance			800		861		996
Other [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					0
Other [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(485)		(497)		(859)
Depreciation for the year			(86)		(131)		(685)
Disposals			28		0		5
Effects of changes in foreign exchange rates			62		143		940
Changes in value on the recognition of inflation effects			(14)		0		(233)
Effects of Venezuela							335
Impairment Venezuela							0
Ending balance			$ (495)		(485)		$ (497)
Other [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals					$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1
[3]	Total includes Ps. 610 and Ps. 415 outstanding payment with suppliers, as of December 31, 2019 and 2018, respectively